October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock California Municipal Income Trust (BFZ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 115.3%
Corporate(a) — 18.1%
California Community Choice Financing Authority, RB
Sustainability Bonds, 5.00%, 07/01/53	$12,000	$ 12,691,171
Sustainability Bonds, 5.00%, 12/01/53	6,020	6,416,044
Sustainability Bonds, 5.50%, 10/01/54	9,935	10,928,231
Class B, Sustainability Bonds, 5.00%, 03/01/56	3,000	3,292,945
Series A, Sustainability Bonds, 5.00%, 01/01/56	2,000	2,144,321
Series A-1, Sustainability Bonds, 4.00%, 05/01/53	15,000	15,336,166
Series E-1, Sustainability Bonds, 5.00%, 02/01/54	3,000	3,238,808
Central Valley Energy Authority, RB, 5.00%, 12/01/55	10,845	11,995,841
		66,043,527
County/City/Special District/School District — 33.7%
California Municipal Finance Authority, ST, Series A, 5.13%, 09/01/59	305	310,935
California Pollution Control Financing Authority, Refunding RB, 5.00%, 11/21/45(b)	2,500	2,532,155
California Statewide Communities Development Authority, SAB, Series B, 5.00%, 09/02/52	565	570,800
Chabot-Las Positas Community College District, GO, Series C, Election 2016, 5.25%, 08/01/48	6,925	7,429,835
Chino Valley Unified School District, GO, Series B, 4.00%, 08/01/45	5,000	4,923,014
City & County of San Francisco California, Refunding COP, Class A, Sustainability Bonds, 4.00%, 04/01/40	6,635	6,653,534
Cupertino Union School District, GO, Series C, Election 2012, 4.00%, 08/01/40	4,000	4,002,923
Dublin Unified School District, GO, Series B, Election 2020, 4.00%, 08/01/45	6,625	6,540,643
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5, GO, Series B, Election 2014, 4.25%, 10/01/41	6,000	6,010,515
Fremont Union High School District, GO, Election 2022, 4.00%, 08/01/48	3,685	3,662,076
Grossmont Union High School District, GO, Series I-2, 4.00%, 08/01/44	5,115	5,028,634
Mount San Jacinto Community College District, GO, Series B, Election 2014, 4.00%, 08/01/43	2,000	1,996,395
Mt San Antonio Community College District, GO
Series D, Election 2018, 4.00%, 08/01/49	3,500	3,352,477
Series A, Election 2024, 5.00%, 08/01/50	3,600	3,849,549
Mt San Antonio Community College District, Refunding GO, Series 2018-A, Election 2018, 4.00%, 08/01/49	2,500	2,394,626
Napa Valley Unified School District, GO, Series A, Election 2016, 4.00%, 08/01/38	2,925	2,935,646
Pajaro Valley Unified School District, GO, Series A, Election 2024, 08/01/49(c)	1,000	1,065,479
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	4,000	3,985,388
Sacramento City Unified School District, GO, Series C, Election 2020, (AGM), 08/01/50(c)	2,000	2,111,324
Salinas Union High School District, GO, Series A, Election 2024, 5.00%, 08/01/50	1,500	1,606,466
San Diego Unified School District, GO
Series L, 4.00%, 07/01/44	4,035	4,008,639
Series O-2, Election 2008, Sustainability Bonds, 5.00%, 07/01/49	2,375	2,537,557
Series C-3, Election 2022, 5.00%, 07/01/50	2,790	2,984,369
Security	Par (000)	Value
County/City/Special District/School District (continued)
San Diego Unified School District, GO (continued)
Series A-3, Sustainability Bonds, 5.00%, 07/01/48	$3,000	$ 3,194,265
San Francisco Bay Area Rapid Transit District, GO, Series A, Election 2016, Sustainability Bonds, 5.00%, 08/01/47	2,290	2,332,787
San Jose Evergreen Community College District, GO, Series C, Election 2016, 4.00%, 09/01/45	3,740	3,740,719
San Mateo Joint Powers Financing Authority, RB, Series A, 5.00%, 07/15/43	1,965	2,036,414
Santa Clara County Financing Authority, RB, Series A, 4.00%, 05/01/45	3,575	3,492,440
Santa Clara Unified School District, GO, Election 2014, 4.00%, 07/01/41	5,000	5,009,961
Tamalpais Union High School District, GO
Series A, Election 2024, 4.00%, 08/01/47	4,670	4,641,332
Series A, Election 2024, 4.13%, 08/01/49	2,500	2,507,483
Series A, Election 2024, 4.13%, 08/01/50	6,605	6,608,517
West Valley-Mission Community College District, GO
Series A, 4.00%, 08/01/44	4,000	4,021,218
Series B, Election 2012, 4.00%, 08/01/40	4,775	4,775,737
		122,853,852
Education — 7.0%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	540	535,811
California Municipal Finance Authority, Refunding RB(b)(d)(e)
5.00%, 08/01/39	325	275,275
5.00%, 08/01/48	510	384,002
California School Finance Authority, RB, Series A, 5.00%, 06/01/58(b)	2,120	1,888,225
California School Finance Authority, Refunding RB(b)
Sustainability Bonds, 5.50%, 08/01/43	130	132,213
Sustainability Bonds, 5.50%, 08/01/47	125	125,677
California State University, RB, Series A, 5.25%, 11/01/48	2,805	3,035,086
California State University, Refunding RB, Series A, 5.25%, 11/01/50	9,590	10,439,310
University of California, RB, Series AV, 5.00%, 05/15/47	8,440	8,589,568
		25,405,167
Health — 9.6%
California Health Facilities Financing Authority, RB
Series A, 5.00%, 11/15/48	6,190	6,261,837
Series A, 5.00%, 11/01/49	2,095	2,216,565
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 11/15/48	9,550	9,657,128
Series A, 5.00%, 08/15/51	5,000	5,281,290
Series A-2, Class B, (BAM-TCRS), 4.00%, 11/01/44	9,750	9,303,538
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(b)	2,225	2,091,544
		34,811,902
Housing — 0.4%
California Housing Finance Agency, RB, M/F Housing, Series A, 4.25%, 01/15/35	1	681
CSCDA Community Improvement Authority, RB, M/F Housing, Mezzanine Lien, 4.00%, 05/01/57(b)	1,840	1,295,839
		1,296,520

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State — 0.9%
California State Public Works Board, RB, Series C, 11/01/50(c)	$3,000	$ 3,202,990
Tobacco — 7.6%
California County Tobacco Securitization Agency, Refunding RB, CAB(f)
0.00%, 06/01/55	2,425	478,907
Series B-2, Subordinate, 0.00%, 06/01/55	1,755	332,909
Golden State Tobacco Securitization Corp., Refunding RB, Series B, 5.00%, 06/01/51	18,770	18,629,155
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(f)	12,875	1,363,612
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	7,030	7,042,037
		27,846,620
Transportation — 25.5%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	14,335	11,468,000
City of Long Beach California Harbor Revenue, ARB, Series A, AMT, 5.00%, 05/15/40	5,000	5,097,995
City of Long Beach California Harbor Revenue, Refunding ARB, Series C, 5.00%, 05/15/47	1,480	1,505,520
City of Los Angeles Department of Airports, ARB
Series B, AMT, 5.00%, 05/15/36	1,090	1,097,789
Series B, AMT, 5.00%, 05/15/41	6,000	6,024,215
Series B, AMT, 5.00%, 05/15/46	7,860	7,876,513
Series C, AMT, Subordinate, 5.00%, 05/15/44	4,130	4,171,635
AMT, Sustainability Bonds, 5.00%, 05/15/47	1,365	1,402,986
AMT, Sustainability Bonds, 5.25%, 05/15/47	3,900	4,080,578
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.50%, 05/15/40	3,490	3,819,396
AMT, 5.50%, 05/15/47	4,250	4,502,602
AMT, 5.00%, 05/15/48	1,500	1,519,623
Series S, AMT, 5.00%, 05/15/40	4,450	4,705,564
City of Los Angeles Department of Airports, Refunding RB, Class D, Subordinate, 5.00%, 05/15/48	5,000	5,350,400
County of Sacramento California Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/39	1,000	1,027,920
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/37	1,280	1,298,413
San Diego County Regional Airport Authority, ARB
AMT, 5.25%, 07/01/50	4,300	4,566,450
Series B, AMT, 5.00%, 07/01/47	3,000	3,006,507
Series B, AMT, 5.00%, 07/01/48	6,890	7,135,990
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.25%, 05/01/43	2,950	3,152,226
Series A, AMT, 5.00%, 05/01/49	4,000	4,047,334
Series D, AMT, 5.00%, 05/01/43	6,130	6,211,802
		93,069,458
Utilities — 12.5%
Coachella Valley Water District Stormwater System Revenue, COP, Series A, 5.00%, 08/01/47	1,250	1,313,119
Contra Costa Water District, Refunding RB, Series V, 5.00%, 10/01/44	2,310	2,424,320
Security	Par (000)	Value
Utilities (continued)
East Bay Municipal Utility District Water System Revenue, RB, Series A, Sustainability Bonds, 4.00%, 06/01/45	$1,730	$ 1,731,137
Sacramento Municipal Utility District, Refunding RB
Series H, Sustainability Bonds, 4.00%, 08/15/45	23,000	22,645,430
Series M, Sustainability Bonds, 5.00%, 11/15/45	1,000	1,083,388
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series C, Sustainability Bonds, 5.00%, 10/01/49	1,975	2,111,939
San Jose Financing Authority, Refunding RB, Series B, Sustainability Bonds, 5.00%, 11/01/47	1,710	1,826,074
San Mateo Foster City Public Financing Authority, RB, 4.00%, 08/01/44	10,485	10,429,868
Santa Ana Public Financing Authority, Refunding RB, 5.00%, 09/01/49	1,685	1,802,178
		45,367,453
Total Municipal Bonds in California		419,897,489
New Hampshire — 1.4%
Housing — 1.4%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 3.81%, 07/20/39(a)	5,296	5,217,212
Puerto Rico — 4.0%
State — 4.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,719	1,625,318
Series A-1, Restructured, 5.00%, 07/01/58	9,405	9,134,519
Series A-2, Restructured, 4.78%, 07/01/58	2,530	2,379,203
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(f)	4,520	1,573,107
Total Municipal Bonds in Puerto Rico		14,712,147
Total Municipal Bonds — 120.7% (Cost: $434,667,027)		439,826,848
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
California — 44.2%
County/City/Special District/School District — 9.0%
Clovis Unified School District, GO, Election 2020, Series B, 5.00%, 08/01/47	10,000	10,404,251
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Refunding RB, Sustainability Bonds, Series A, 5.00%, 07/01/44	11,200	11,645,827
Los Angeles Unified School District, GO, Sustainability Bonds, Series QRR, 5.25%, 07/01/47	10,000	10,759,303
		32,809,381
Education — 8.8%
California State University, Refunding RB
Series A, 5.00%, 11/01/48	10,070	10,334,607
Series A, 5.25%, 11/01/50(h)	20,000	21,771,240
		32,105,847
Health — 7.4%
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	25,625	26,860,242
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State — 2.6%
State of California, Refunding GO, 5.00%, 03/01/49	$8,750	$ 9,410,180
Transportation — 13.1%
City of Los Angeles Department of Airports, Refunding ARB, AMT, Sustainability Bonds, Series A, 5.25%, 05/15/50	19,365	20,445,203
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, AMT, Series A, 5.00%, 05/01/47(h)	16,735	16,802,190
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, AMT, Series C, 5.75%, 05/01/48(h)	9,600	10,328,346
		47,575,739
Utilities — 3.3%
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Sustainability Bonds, Series A, 4.00%, 10/01/49	12,790	12,230,546
Total Municipal Bonds in California		160,991,935
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.2% (Cost: $159,602,957)		160,991,935
Total Long-Term Investments — 164.9% (Cost: $594,269,984)		600,818,783

	Shares
Short-Term Securities
	Money Market Funds — 2.8%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.01%(i)(j)	10,237,659	10,238,682
	Total Short-Term Securities — 2.8% (Cost: $10,238,682)	10,238,682
	Total Investments — 167.7% (Cost: $604,508,666)	611,057,465
	Other Assets Less Liabilities — 1.5%	5,157,131
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.2)%	(80,790,288)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (47.0)%	(171,092,733)
	Net Assets Applicable to Common Shares — 100.0%	$ 364,331,575

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Zero-coupon bond.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(h)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between November 1, 2026 to May 1, 2033, is $24,423,240.

(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 7,622,997	$ 2,615,685 (a)	$ —	$ —	$ —	$ 10,238,682	10,237,659	$ 26,179	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock California Municipal Income Trust (BFZ)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 439,826,848	$ —	$ 439,826,848
Municipal Bonds Transferred to Tender Option Bond Trusts	—	160,991,935	—	160,991,935
Short-Term Securities
Money Market Funds	10,238,682	—	—	10,238,682
	$10,238,682	$600,818,783	$—	$611,057,465
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(80,299,992)	$—	$(80,299,992)
VRDP Shares at Liquidation Value	—	(171,300,000)	—	(171,300,000)
	$—	$(251,599,992)	$—	$(251,599,992)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
M/F	Multi-Family
MT	Mandatory Tender
RB	Revenue Bonds
SAB	Special Assessment Bonds
SAN	State Aid Notes
Portfolio Abbreviation (continued)
ST	Special Tax
Schedule of Investments